Fixed Assets	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Fixed Assets

7. Fixed Assets

Fixed assets are included in other assets in the consolidated statements of financial condition and consist of the following:

(Dollars in thousands)	March 31, 2025	March 31, 2024
Computer hardware and software	$12,861	$11,864
Buildings	188	188
Furniture, fixtures, and equipment	109	139
Leasehold improvements	23	109
Other	73	73
Fixed assets, gross	13,254	12,373
Accumulated depreciation and amortization	(11,801)	(10,327)
Internal use software in process	279	282
Fixed assets, net	$1,732	$2,328

Depreciation and amortization expense related to fixed assets was $1.7 million and $3.8 million, for the years ended March 31, 2025 and 2024, respectively. The majority of our depreciation and amortization expense is related to the amortization of capitalized computer software costs, which was $1.6 million and $3.7 million, for the years ended March 31, 2025 and 2024, respectively. As of March 31, 2025 and 2024, the unamortized computer software costs were $1.2 million and $1.8 million, respectively.